Other Receivables, Net (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY (¥)
Other Receivables, Net (Textual)
Aggregate loaned amount				$ 1,536,480
Bad debt allowance		$ 1,341,451
Aggregate amount of investments in transit		$ 8,450,640
Interest receivable from Haikou Bank	$ 524,015
RMB [Member]
Other Receivables, Net (Textual)
Aggregate loaned amount | ¥					¥ 10,000,000
Aggregate amount of investments in transit | ¥			¥ 55,000,000